Long-Term Debt (Schedule of Maturities of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 166,894
Long-term Debt, Maturities, Repayments of Principal in Year Two	654,867
Long-term Debt, Maturities, Repayments of Principal in Year Three	488,902
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,287,695
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,603,565
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,231,114
Total maturities	9,433,037
Unamortized Note Premium	20,346
Long-term Debt, Total	$ 9,453,383